SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2019
SEGMENTED INFORMATION
Schedule of segmented information

	Cannabis	Other	Total
	$	$	$
For the three months ended September 30, 2019
Sales	9,636,475	81,833	9,718,308
Interest revenue	692,206	(471,495)	220,711
Loss from operations	(6,143,208)	(8,552,109)	(14,695,317)
Net loss and comprehensive loss	(9,363,961)	(8,096,763)	(17,460,724)
Share of loss from joint venture	(1,201,650)	—	(1,201,650)

For the nine months ended September 30, 2019
Sales	17,221,907	176,067	17,397,974
Interest revenue	643,615	380,233	1,023,848
Loss from operations	(20,248,112)	(18,143,586)	(38,391,698)
Net loss and comprehensive loss	(3,960,400)	(17,601,738)	(21,562,138)
Share of income from joint venture	19,099,401	—	19,099,401

	Cannabis	Other	Total
	$	$	$
For the three months ended September 30, 2018
Sales	318,555	2,515	321,070
Interest revenue	—	222,740	222,740
Loss from operations	(3,458,791)	(7,025,090)	(10,483,881)
Net loss and comprehensive loss	481,789	(6,908,447)	(6,426,658)
Share of income from joint venture	3,940,373	—	3,940,373

For the nine months ended September 30, 2018
Sales	976,035	2,515	978,550
Interest revenue	—	747,240	747,240
Loss from operations	(5,570,829)	(16,667,432)	(22,238,261)
Net loss and comprehensive loss	(1,249,611)	(15,833,437)	(17,083,048)
Share of income from joint venture	4,321,011	—	4,321,011